PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 2,025	£ 2,257
Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	977	1,095
Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	620	681
Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	312	332
Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	102	113
Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	12	30
Later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 2	£ 6